Derivative Instruments - Additional Information (Detail) In Millions, unless otherwise specified	Dec. 31, 2014 Interest Rate Swap Contracts [Member] USD ($)	Dec. 31, 2013 Interest Rate Swap Contracts [Member] USD ($)	Dec. 31, 2014 Foreign Exchange Forward Contracts [Member] USD ($)	Dec. 31, 2014 Foreign Exchange Forward Contracts [Member] NOK	Dec. 31, 2013 Foreign Exchange Forward Contracts [Member] USD ($)	Dec. 31, 2013 Foreign Exchange Forward Contracts [Member] NOK
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, Notional amount of outstanding obligations	$ 382.3	$ 200.0		127.9		124.4
Carrying amount of derivative assets		0.5			0.2
Carrying amount of derivative liabilities	$ 1.7		$ 2.7